Cover	Jan. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2022
Entity File Number	0-53029
Entity Registrant Name	C-Bond Systems, Inc.
Entity Central Index Key	0001421636
Entity Tax Identification Number	26-1315585
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	6035 South Loop East
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77033
City Area Code	(832)
Local Phone Number	649-5658
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not applicable
Trading Symbol	Not applicable
Security Exchange Name	NONE
Entity Emerging Growth Company	false